Related party transactions (Tables)	6 Months Ended
Jun. 30, 2022
Related party transactions
Schedule of service agreements and products with related parties

Service agreements and products with related parties

in € THOUS

	For the six months ended		For the six months ended
	June 30, 2022		June 30, 2021		June 30, 2022		December 31, 2021
	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	receivable	payable	receivable	payable
Service agreements (1)
Fresenius SE	68	22,974	60	17,334	19	3,885	—	6,707
Fresenius SE affiliates	2,084	47,047	2,164	48,110	1,067	9,968	1,544	8,041
Equity method investees	26,614	—	12,611	—	123,307	—	131,661	—
Total	28,766	70,021	14,835	65,444	124,393	13,853	133,205	14,748

Products
Fresenius SE affiliates	31,210	19,320	24,535	13,769	14,447	5,845	13,487	6,000
Equity method investees	—	207,747	—	219,861	—	80,569	—	76,444
Total	31,210	227,067	24,535	233,630	14,447	86,414	13,487	82,444

(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €20,760 and €12,911 at June 30, 2022 and December 31, 2021, respectively.

Schedule of lease agreements with related parties

Lease agreements with related parties

in € THOUS

	For the six months ended June 30, 2022			For the six months ended June 30, 2021			June 30, 2022		December 31, 2021
		Interest	Lease		Interest	Lease	Right-of-use	Lease	Right-of-use	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense (1)	asset	liability	asset	liability
Fresenius SE	4,066	268	741	3,958	335	608	43,504	44,607	48,794	50,997
Fresenius SE affiliates	6,858	491	—	6,561	567	38	62,704	64,055	68,181	68,284
Total	10,924	759	741	10,519	902	646	106,208	108,662	116,975	119,281

(1)	Short-term leases and expenses relating to variable lease payments as well as low value leases are exempted from balance sheet recognition.